Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	LAS VEGAS SANDS CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-32373
Entity Tax Identification Number	27-0099920
Entity Address, Address Line One	5420 S. Durango Dr.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	923-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.001 par value)
Trading Symbol	LVS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001300514
Amendment Flag	false